ACQUISITIONS	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
ACQUISITIONS
5. ACQUISITIONS

Acquisition of the Kentucky Property-Five Mile and Tennessee Property

On December 18, 2012, the Company entered into an agreement (the “Williams-CCE-NewLead Holdings APA”) with Cypress Camon Energy, LLC (“Cypress”), Cypress Camon Investment Management, LLC (“CCIM”) the minority owners of Cypress and certain third parties (together the “Owners”) to purchase:

i.
the Kentucky property-Five Mile ownership and mineral rights for $11,000 in promissory notes payable in their entirety in January 29, 2013 that extended to February 28, 2014. During 2013, the aforementioned liability has been added to Hanover Holdings I LLC agreement.

ii.
the Tennessee property ownership and leasehold interests for $55,000 ($30,000 payable on or before February 15, 2013 and $25,000 payable on or before February 15, 2014). The relevant acquisition has not closed to date.

As part of the Williams-CCE-NewLead Holdings APA, the Company agreed to help facilitate the December 31, 2012 closing of the Asset Purchase Agreement of the Kentucky property between Williams and Kentucky in which Kentucky transferred its ownership and mineral rights in the Kentucky property-Five Mile to Williams (both Williams and Kentucky are unrelated parties to the Company). In connection with sale between William and Kentucky, on December 28, 2012, the Company issued promissory notes to RJLT Investments LLC, Williams Industries LLC and Kentucky Fuel Corporation in the amount of $1,500, $2,000 and $7,500, respectively, payable in their entirety on January 29, 2013 that later was extended to February 28, 2014. These notes payable were added to the Hanover Holdings I LLC agreement discussed in Note 15. The Company issued the promissory notes to facilitate the sale to Williams as the Company has agreed to acquire the Kentucky property from Williams on a closing date subsequent to December 31, 2012. In connection with the issuance of the promissory notes, the Company received a security interest in Kentucky property to secure the repayment of the notes. During 2012 the Company was granted access to develop and mine the Kentucky property -Five Mile Mine. However, during 2013, the relative payment schedule was defaulted and the promissory notes have been added to the agreement with Hanover Holdings I LLC. The property of Kentucky property - Five Mile will be obtained as the relative promissory notes are fully repaid.

The promissory notes that were issued on December 28, 2012 in the amount of $11,000 are reflected under Promissory notes payable in the consolidated balance sheet for the year ended December 31, 2012. The related asset is reflected under Advance for acquisition of coal property in the consolidated balance sheet.

In connection with the acquisitions, the Company agreed to pay CCIM $3,000 in the form of common shares of NewLead (16,667 shares were issued on March 28, 2013) and a ten year warrant for $6,400 in common shares of NewLead, at an exercise price of $180 per share, for the assignment of the acquisition contracts to NewLead. These payments are recorded in Advance for acquisition of coal property in the amount of $10,847. In addition, on January 1, 2013, the Company agreed to issue to J Mining & Energy Group 94,445 common shares as a prepayment for its assistance in supervising, securing and executing the acquisitions. The shares were issued on March 28, 2013 and vested upon issuance. The shares issued to J Mining & Energy Group were recorded in Selling, general and administrative expenses in the amount of $26,774.

Following is a detail of the amounts related to Kentucky property- Five Mile included in “Advances for acquisition of coal property” on the consolidated Balance sheet:

Promissory Note Kentucky	$7,500
Promissory Note Williams	2,000
Promissory Note RJLT	1,500
Warrant	6,122
Common shares	4,725
Other	8
Total advances for acquistion of coal property	$21,855

For the Tennessee property, the Company was not able to obtain the necessary financing to satisfy the payment obligations under the purchase agreement, and the Company entered into an agreement, pursuant to which the Company was to be permitted to use the property through a one-year lease agreement. On June 7, 2013, due to a default under the lease agreement, the Company assigned all rights under permits, mining contracts and other mining assets on the property back to the seller. While the Company intended to secure financing to satisfy these obligations under the agreements, the Company was unable to do so and, as a result, the transaction did not close.

Acquisition of the Viking Acquisition Group LLC and Viking Prep Plant LLC

On September 13, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Acquisition Group, LLC, a Kentucky limited liability company (“VAG”), pursuant to the terms of a unit purchase agreement. VAG’s primary asset was the rights to mine at the Viking Mine located in Pike, Floyd, and Letcher Counties in Kentucky.

Pursuant to the terms of the unit purchase agreement, the Company shall pay $15,000 for the membership interests of VAG. The purchase price will be paid by the issuance of a senior secured promissory note in an aggregate principal amount of $15,000. At closing, the Company paid (i) $125 of principal on the senior secured promissory note in cash and (ii) $5,875 of principal on the note through issuing 85,611 shares of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $9,000, which amount is to be paid quarterly commencing on September 30, 2013, with each quarterly payment to be a principal amount of $1,500 plus accrued but unpaid interest thereon (Note 17).

The common stock that was issued had fair value in the amount of $4,238. As a result the purchased price has been adjusted to $13,363. For the convertible notes issued for the acquisition ofVAG refer to Note 17.

Cash	$125
Common Stock Issued	5,875
Senior Security Note	9,000
Total purchase price	$15,000
Fair value adjustment	1,637
Total adjusted purchase price	$13,363

The total purchase price has been preliminary allocated as follows:

Accounts receivable	$16
Leased mineral rights	20,117
Accounts payable	(1,007)
Royalties payable	(875)
Derivative liabilities	(4,052)
Asset retirement obligations	(836)
$13,363

On December 9, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Prep Plant LLC (“VPP”), a Kentucky limited liability company, pursuant to the terms of a unit purchase agreement. VPP’s primary asset is a coal wash plant located in Pike County, Kentucky. Pursuant to the unit purchase agreement, the Company should pay $30,000 for the membership interests of VPP. The purchase price will be paid through the issuance of a senior secured promissory note in an aggregate principal amount of $24,000 and a previously issued promissory note of $6,000. At closing, the Company paid (i) $10,000 of principal on the senior secured promissory note through issuing 515,464 shares of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $14,000, which is to be paid quarterly commencing on December 31, 2013, with each quarterly payment to be a principal amount of $2,800 plus accrued but unpaid interest thereon (Note 17). Moreover, the previously issued $6,000 promissory note was due and payable in one balloon payment on October 21, 2013. The previously issued $6,000 promissory note has been included in the Hanover Holdings I LLC agreement discussed in Note 15.

The common stock that was issued had fair value in the amount of $8,402. As a result the purchased price has been adjusted to $28,402.

Common Stock issued	$10,000
Promissory Note	6,000
Senior Secured Note	14,000
Total purchase price	$30,000
Fair value adjustment	1,598
Total adjusted purchase price	$28,402

The total purchase price has been preliminary allocated as follows:

Accounts receivable	$166
Property, Plant and Equipment	9,650
Goodwill	28,007
Accounts payable	(2,076)
Derivative liabilities	(7,239)
Asset retirement obligations	(106)
$28,402

In relation to derivative liability and asset retirement obligations recorded in purchase accounting please refer to Note 22 and Note 18 respectively.

As of December 31, 2013, the Company has not finalized the purchase price allocation for the VAG and VPP acquisitions.

For the convertible notes issued for the acquisition of the VPP refer to Note 17.

The Company’s mining operations in respect of VAG and VPP have generated $203 of revenue and $938 of operating loss since the acquisition date, and these amounts are included in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2013.

The following unaudited pro forma information has been prepared for illustrative purposes only and assumes the Viking Acquisition Group LLC (“VAG”) and Viking Prep Plant LLC (“VPP”) acquisitions occurred on January 1, 2012. The unaudited pro forma results have been prepared based on estimates and assumptions which the Company believes are reasonable, however, they are not necessarily indicative of the consolidated results of operations had the VAG and VPP acquisitions occurred on January 1, 2012, or of future results of operations.

	Year Ended
	December 31, 2013	December 31, 2012

	(In thousands)
Total Revenues
As reported	$7,343	$8,928
Pro forma VAG	7,984	9,311
Pro forma VPP	11,297	13,037
Pro forma Total	$11,938	$13,420

Operating Loss
As reported	$(83,169)	$(16,470)
Pro forma VAG	(82,818)	(17,084)
Pro forma VPP	(83,723)	(17,069)
Pro forma Total	$(85,409)	$(20,216)

Net loss applicable to common shareholders
As reported	$(158,232)	$(402,562)
Pro forma VAG	(157,881)	(403,176)
Pro forma VPP	(158,786)	(403,161)
Pro forma Total	$(160,468)	$(406,308)

Net loss per share applicable to common shareholders
As reported	$(119.28)	$(1,125.72)
Pro forma VAG	(119.02)	(1,127.44)
Pro forma VPP	(119.70)	(1,127.40)
Pro forma Total	$(120.97)	$(1,136.20)

Pro forma amounts included the following adjustments for depreciation, depletion and related interest expenses assuming the acquisition occurred on January 1, 2012:

	Year ended December 31, 2013	Year ended December 31, 2012
Depreciation Expense	$452	$483
Depletion Expense	57	95
Interest Expense	1,017	1,266

See Note 27 for recent developments relating to acquisitions.